Long-term bank loans - Principal repayments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Current portion of long term bank loans	$ 144,900	$ 150,350
Long term bank loans, net of current portion and unamortized loan issuance costs	938,699	$ 960,589
Long-term Debt [Member]
Debt Instrument [Line Items]
December 31, 2021	144,900
December 31, 2022	169,196
December 31, 2023	326,911
December 31, 2024	144,741
December 31, 2025	184,902
December 31, 2026 and thereafter	126,710
Total Long term bank loans	1,097,360
Unamortized loan issuance costs	(13,761)
Total Long term bank loans, net	1,083,599
Current portion of long term bank loans	144,900
Long term bank loans, net of current portion and unamortized loan issuance costs	$ 938,699